Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2012
Supplement [Text Block]	gmot5_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 10, 2012 to the
GMO Trust Multi-Class Prospectus and Statement of Additional Information,
each dated June 30, 2012

GMO Strategic Opportunities Allocation Fund

Effective December 31, 2012, the GMO Strategic Opportunities Allocation Fund (the "Fund") charges a purchase premium of 0.07% of the amount invested and a redemption fee of 0.07% of the amount redeemed. The section captioned "Shareholder fees" on page 136 of the Prospectus is replaced with the following:

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.07%
Redemption fee (as a percentage of amount redeemed)	0.07%

In addition, the section captioned "Example" on page 136 is replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$59	$188	$328	$737	$66	$196	$337	$748
*	After reimbursement

GMO Trust | GMO Strategic Opportunities Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot5_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated December 10, 2012 to the
GMO Trust Multi-Class Prospectus and Statement of Additional Information,
each dated June 30, 2012

GMO Strategic Opportunities Allocation Fund

Effective December 31, 2012, the GMO Strategic Opportunities Allocation Fund (the "Fund") charges a purchase premium of 0.07% of the amount invested and a redemption fee of 0.07% of the amount redeemed. The section captioned "Shareholder fees" on page 136 of the Prospectus is replaced with the following:

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.07%
Redemption fee (as a percentage of amount redeemed)	0.07%

In addition, the section captioned "Example" on page 136 is replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$59	$188	$328	$737	$66	$196	$337	$748
*	After reimbursement

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
GMO Trust | GMO Strategic Opportunities Allocation Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.07%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.07%
1 Year	rr_ExpenseExampleYear01	59	[1]
3 Years	rr_ExpenseExampleYear03	188
5 Years	rr_ExpenseExampleYear05	328
10 Years	rr_ExpenseExampleYear10	737
1 Year	rr_ExpenseExampleNoRedemptionYear01	66	[1]
3 Years	rr_ExpenseExampleNoRedemptionYear03	196
5 Years	rr_ExpenseExampleNoRedemptionYear05	337
10 Years	rr_ExpenseExampleNoRedemptionYear10	748

[1]	After reimbursement